Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Notes payable - related parties, net	$ 1,964,985		$ 1,964,985		$ 1,964,985
Note 1 [Member]
Issuance Date	Dec. 01, 2015	[1]	Dec. 01, 2015
Maturity Date	Aug. 01, 2018	[1]	Aug. 01, 2018
Interest Rate	12.00%	[1]	12.00%
Original Borrowing	$ 1,248,883	[1]	$ 1,203,242
Notes payable - related parties, net	$ 1,198,883	[1]	$ 1,198,883	[1]	1,198,883
Note 2 [Member]
Issuance Date	Dec. 01, 2015		Dec. 01, 2015
Maturity Date	Aug. 01, 2018		Aug. 01, 2018
Interest Rate	12.00%		12.00%
Original Borrowing	$ 189,000		$ 189,000
Notes payable - related parties, net	$ 189,000		$ 189,000		189,000
Note 3 [Member]
Issuance Date	Dec. 01, 2015	[2]	Dec. 01, 2015
Maturity Date	Apr. 01, 2017	[2]	Apr. 01, 2017
Interest Rate	12.00%	[2]	12.00%
Original Borrowing	$ 111,901	[2]	$ 111,901
Notes payable - related parties, net	$ 111,901	[2]	$ 111,901	[2]	111,901
Note 4 [Member]
Issuance Date	Aug. 04, 2016	[3]	Aug. 04, 2016
Maturity Date	Dec. 04, 2018	[3]	Dec. 04, 2018
Interest Rate	12.00%	[3]	12.00%
Original Borrowing	$ 343,326	[3]	$ 343,326
Notes payable - related parties, net	$ 343,326	[3]	$ 343,326	[3]	343,326
Note 5 [Member]
Issuance Date	Aug. 04, 2016		Aug. 04, 2016
Maturity Date	Dec. 04, 2018		Dec. 04, 2018
Interest Rate	12.00%		12.00%
Original Borrowing	$ 121,875		$ 121,875
Notes payable - related parties, net	$ 121,875		$ 121,875		$ 121,875

[1]	Per the terms of the agreement, at Mr. Cutaia's discretion (majority stockholder and Chief Executive Officer (CEO), he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share.
[2]	As of June 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.
[3]	A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share.